Segmental Information - Summary of Segment by Customer Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenue	$ 2,029,238	$ 1,312,315	[1]
Operating Segments | International
Disclosure Of Operating Segments [Line Items]
Revenue	1,440,177	1,312,315
Operating Segments | United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	394,131
Operating Segments | Australia
Disclosure Of Operating Segments [Line Items]
Revenue	196,930
Intercompany Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(2,000)
Isle of Man
Disclosure Of Operating Segments [Line Items]
Revenue	375,702	378,714
Isle of Man | Operating Segments | International
Disclosure Of Operating Segments [Line Items]
Revenue	377,702	378,714
Isle of Man | Intercompany Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(2,000)
Malta
Disclosure Of Operating Segments [Line Items]
Revenue	497,126	434,845
Malta | Operating Segments | International
Disclosure Of Operating Segments [Line Items]
Revenue	497,126	434,845
Italy
Disclosure Of Operating Segments [Line Items]
Revenue	158,090	134,965
Italy | Operating Segments | International
Disclosure Of Operating Segments [Line Items]
Revenue	156,946	134,965
Italy | Operating Segments | United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	1,144
UNITED KINGDOM
Disclosure Of Operating Segments [Line Items]
Revenue	462,390	71,553
UNITED KINGDOM | Operating Segments | International
Disclosure Of Operating Segments [Line Items]
Revenue	73,969	71,553
UNITED KINGDOM | Operating Segments | United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	388,421
Spain
Disclosure Of Operating Segments [Line Items]
Revenue	121,862	83,423
Spain | Operating Segments | International
Disclosure Of Operating Segments [Line Items]
Revenue	121,776	83,423
Spain | Operating Segments | United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	86
Australia
Disclosure Of Operating Segments [Line Items]
Revenue	197,120
Australia | Operating Segments | United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	190
Australia | Operating Segments | Australia
Disclosure Of Operating Segments [Line Items]
Revenue	196,930
Other Licensed Or Approved Jurisdictions
Disclosure Of Operating Segments [Line Items]
Revenue	216,948	147,683
Other Licensed Or Approved Jurisdictions | Operating Segments | International
Disclosure Of Operating Segments [Line Items]
Revenue	212,658	147,683
Other Licensed Or Approved Jurisdictions | Operating Segments | United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue	$ 4,290
France
Disclosure Of Operating Segments [Line Items]
Revenue		61,132
France | Operating Segments | International
Disclosure Of Operating Segments [Line Items]
Revenue		$ 61,132

[1]	Certain amounts were reclassified in the comparative period. See note 2.